Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
C000258015
Average Annual Return [Line Items]
Line Graph and Table Measure Name		E*TRADE No Fee International Index Fund
C000258016
Average Annual Return [Line Items]
Line Graph and Table Measure Name		E*TRADE No Fee Large Cap Index Fund
C000258017
Average Annual Return [Line Items]
Line Graph and Table Measure Name		E*TRADE No Fee Municipal Bond Index Fund
C000258018
Average Annual Return [Line Items]
Line Graph and Table Measure Name		E*TRADE No Fee Total Market Index Fund
C000258019
Average Annual Return [Line Items]
Line Graph and Table Measure Name		E*TRADE No Fee U.S. Bond Index Fund
Without Sales Load [Member] | C000258015
Average Annual Return [Line Items]
Average Annual Return, Percent	23.20%
Without Sales Load [Member] | C000258016
Average Annual Return [Line Items]
Average Annual Return, Percent	28.60%
Without Sales Load [Member] | C000258017
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%
Without Sales Load [Member] | C000258018
Average Annual Return [Line Items]
Average Annual Return, Percent	28.40%
Without Sales Load [Member] | C000258019
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%
Morgan Stanley Index: Solactive GBS Developed Markets ex-United States Large & Mid Cap Net Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive GBS Developed Markets ex-United States Large & Mid Cap Net Total Return Index
Average Annual Return, Percent	24.25%
Morgan Stanley Index: Solactive GBS United States 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive GBS United States 500 Index
Average Annual Return, Percent	28.43%
Morgan Stanley Index: Bloomberg Municipals Managed Money Intermediate (1-17 Yrs) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipals Managed Money Intermediate (1-17 Yrs) Index
Average Annual Return, Percent	7.13%
Morgan Stanley Index: Solactive United States 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive United States 3000 Index
Average Annual Return, Percent	28.15%
Morgan Stanley Index: Bloomberg U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Credit Bond Index
Average Annual Return, Percent	5.48%